UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

1.813061.105

HIM-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Alabama - 0.2%
Health Care Auth. for Baptist Health Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 1,500,000	$ 1,572,795
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,077,040
		2,649,835
Alaska - 0.1%
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,594,784
Arizona - 2.5%
Arizona Ctfs. of Prtn. Series 2010 A, 5.25% 10/1/28 (FSA Insured)	1,300,000	1,351,857
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,327,807
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,035,700
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,420,682
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A, 6.25% 7/1/38	2,200,000	2,319,614
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,553,364
Maricopa County Cmnty. College District Series 2004, 5% 7/1/12	3,000,000	3,297,240
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,001,300
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (f)	2,000,000	2,143,500
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	1,620,000	1,369,175
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2005, 5% 7/1/29	2,000,000	2,066,880
Series 2009 A, 5% 7/1/39	2,500,000	2,562,150
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (g)	3,750,000	3,377,325
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	961,420
5.25% 12/1/22	1,500,000	1,469,745
		28,257,759
California - 13.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,690,736
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery:
Series 2009 A, 5.25% 7/1/14	$ 585,000	$ 660,658
Series A, 5% 7/1/18	1,400,000	1,527,302
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,457
5% 11/1/24	2,400,000	2,404,392
5% 6/1/27 (AMBAC Insured)	600,000	581,700
5% 9/1/27	1,410,000	1,366,657
5% 3/1/31	1,800,000	1,665,234
5% 9/1/31	1,500,000	1,386,675
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	787,557
5% 9/1/32	1,600,000	1,462,192
5% 8/1/33	1,300,000	1,177,709
5% 9/1/33	1,800,000	1,630,620
5% 8/1/35 (Assured Guaranty Corp. Insured)	2,220,000	2,130,445
5% 9/1/35	2,600,000	2,320,786
5.125% 11/1/24	600,000	603,096
5.25% 2/1/16	1,000,000	1,070,680
5.25% 2/1/24	1,000,000	1,012,070
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	498,885
5.25% 2/1/28	1,200,000	1,184,880
5.25% 2/1/33	2,000,000	1,895,260
5.25% 12/1/33	20,000	18,933
5.25% 3/1/38	2,600,000	2,399,462
5.5% 8/1/27	2,100,000	2,132,718
5.5% 8/1/29	2,800,000	2,805,628
5.5% 8/1/30	2,000,000	1,992,680
5.5% 11/1/33	5,400,000	5,287,410
6% 4/1/38	4,400,000	4,458,344
6% 11/1/39	11,700,000	11,862,396
6.5% 4/1/33	3,800,000	4,067,444
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	1,000,000	1,014,810
Series 2009 D, 5%, tender 7/1/14 (d)	1,055,000	1,109,871
Series 2009 E, 5.625% 7/1/25	2,000,000	2,064,020
Series 2009 F, 5%, tender 7/1/14 (d)	1,000,000	1,070,920
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	973,658
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	$ 1,400,000	$ 1,552,278
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,200,000	1,240,440
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d)(f)	1,000,000	1,057,220
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	1,821,600
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,593,776
5% 11/1/21	1,760,000	1,729,218
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	974,320
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,711,594
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,351,635
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,496,154
(Various Cap. Projects) Series 2009 I, 6.375% 11/1/34	1,000,000	1,016,190
(Various Cap. Projs.):
Series 2009 G1, 5.75% 10/1/30	600,000	583,698
Series 2009 I, 6.125% 11/1/29	400,000	405,960
Series 2005 H, 5% 6/1/18	1,425,000	1,439,492
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,615,288
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	500,000	519,420
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,022,000
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	3,600,000	3,850,272
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,268,878
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,278,904
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 700,000	$ 598,808
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	399,380
5.75% 1/15/40	600,000	564,198
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,650,000	4,685,206
5% 6/1/45	1,000,000	829,240
Series 2007 A1, 5% 6/1/33	400,000	311,680
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,087,860
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,283,920
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	4,000,000	4,001,680
5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,300,546
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,199,800
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36 (c)	1,000,000	974,890
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,025,110
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	1,000,000	1,072,680
Northern California Power Agency Rev. (Hydroelectric Number One Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,123,340
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,019,569
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,011,170
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	238,750
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	2,000,000	1,716,620
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	400,000	446,868
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	$ 1,000,000	$ 980,550
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,200,573
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	581,700
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	400,000	412,780
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,447,231
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	580,990
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	679,995
5.5% 5/15/20 (AMBAC Insured)	740,000	764,960
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,470,000	2,733,253
Series 2009 O, 5.75% 5/15/30	5,985,000	6,755,509
Washington Township Health Care District Rev. Series A, 5% 7/1/15	1,025,000	1,071,853
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	741,398
		151,716,729
Colorado - 1.7%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (FSA Insured)	1,810,000	1,969,226
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (g)	2,800,000	1,681,092
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	873,923
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	1,908,680
(Volunteers of America Care Proj.):
Series 2007 A, 5.3% 7/1/37	300,000	221,481
Series A, 5% 7/1/14	570,000	547,947
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,600,000	$ 4,451,834
Dawson Ridge Metropolitan District #1 Series 1992 A:
0% 10/1/17 (Escrowed to Maturity) (g)	1,200,000	926,148
0% 10/1/22 (Escrowed to Maturity) (g)	6,100,000	3,630,842
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000,000	1,059,540
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/10	1,305,000	1,320,060
E-470 Pub. Hwy. Auth. Rev. Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	796,875
		19,387,648
Connecticut - 0.5%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	2,000,000	2,281,120
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (f)	3,350,000	3,272,381
		5,553,501
District Of Columbia - 1.6%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,139,628
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	1,949,280
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490,000	1,510,100
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,691,440
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	6,806,144
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	662,420
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	1,251,153
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B: - continued
0% 10/1/33 (Assured Guaranty Corp. Insured)	$ 5,000,000	$ 1,139,200
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	1,887,323
		18,036,688
Florida - 4.0%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,007,960
Broward County School Board Ctfs. of Prtn. Series 2007 A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,063,560
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,559,130
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	618,828
Florida Board of Ed. Series 2000 B, 5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,084,910
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,067,020
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	500,000	563,730
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,400,000	1,268,400
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,000,000	998,490
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	2,100,000	2,176,062
Series 2005 B:
5% 11/15/30	505,000	481,124
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (g)	70,000	80,587
Series 2006 G:
5% 11/15/16	95,000	101,813
5% 11/15/16 (Escrowed to Maturity) (g)	5,000	5,752
5.125% 11/15/18	965,000	1,019,484
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (g)	35,000	40,533
Series B:
5% 11/15/14	875,000	948,745
5% 11/15/14 (Escrowed to Maturity) (g)	125,000	143,375
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	2,000,000	2,099,380
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	$ 1,335,000	$ 1,422,723
5% 7/1/19	2,230,000	2,285,393
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	1,000,000	1,098,920
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,040,060
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,000,000	1,010,800
Series 2009 B, 5% 10/1/18	4,790,000	5,007,179
Miami-Dade County Aviation Rev. Series 2010 A, 5.375% 10/1/41	1,500,000	1,483,005
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,050,060
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,363,720
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,172,156
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,000,000	991,640
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	1,000,000	1,049,400
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	524,840
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,414,602
Winter Park Wtr. and Swr. Impt. Rev. Series 2009, 5% 12/1/34	2,250,000	2,297,160
		44,540,541
Georgia - 3.6%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,000,000	2,083,260
Atlanta Arpt. Rev. Series 2004 F, 5.25% 1/1/13 (FSA Insured) (f)	1,000,000	1,080,240
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004:
5% 11/1/37	2,400,000	2,446,488
5% 11/1/43	9,070,000	9,210,857
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Atlanta Wtr. & Wastewtr. Rev.: - continued
Series 2009 A:
6% 11/1/25	$ 3,000,000	$ 3,205,050
6.25% 11/1/39	3,500,000	3,679,445
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,260,170
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity) (g)	1,100,000	683,804
Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	1,800,000	1,118,952
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	941,895
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	1,500,000	1,592,580
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,507,737
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	5,315,000	3,304,017
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,585,648
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	2,500,000	1,554,100
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	2,310,000	1,435,988
		40,690,231
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300,000	1,397,162
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,250,000	1,344,863
		2,742,025
Idaho - 0.3%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,608,756
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,302,888
		2,911,644
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 9.4%
Chicago Board of Ed. Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,300,000	$ 989,989
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	672,220
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	5,065,191
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	3,236,650
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	318,100
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,668,843
Series A:
5% 1/1/42 (AMBAC Insured)	35,000	35,061
5.5% 1/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	262,647
Series C, 5.5% 1/1/40 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525,000	534,828
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,051,750
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,405,000	1,336,858
Series A, 5.5% 1/1/16 (AMBAC Insured) (f)	900,000	900,729
Chicago Park District Series A, 5.5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	155,000	158,833
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21	1,400,000	1,465,800
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28	1,000,000	1,111,620
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	1,100,000	1,156,177
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	319,926
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,102,810
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,463,096
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	304,674
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23	$ 1,150,000	$ 1,255,697
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (g)	8,500,000	4,785,670
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,562,176
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,093,250
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	1,000,000	968,580
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,220,388
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,280,981
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,300,000	1,273,805
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,327,564
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,900,000	1,951,357
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,496,282
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,595,145
Series 2009 D, 6.625% 11/1/39	1,445,000	1,536,656
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,889,380
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30 (c)	1,100,000	1,086,514
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,146,820
Illinois Gen. Oblig.:
First Series, 5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,035,060
Series 2000:
5.5% 4/1/17	1,000,000	1,006,250
5.6% 4/1/21	1,000,000	1,005,750
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,140,990
Series 2006, 5.5% 1/1/31	1,000,000	1,102,910
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30 (Pre-Refunded to 5/15/10 @ 101) (g)	$ 3,000,000	$ 3,081,630
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,108,715
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	1,931,080
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,001,460
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (g)	1,500,000	1,589,955
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35	700,000	696,045
Illinois Sales Tax Rev. Series 2000, 6% 6/15/20	600,000	610,290
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,293,820
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	722,820
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,315,182
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity) (g)	235,000	194,103
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	592,408
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,057,423
Lake County Forest Preservation District Series 2007 A, 0.52% 12/15/13 (d)	910,000	875,211
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,948,706
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375,000	1,800,203
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	471,780
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300,000	3,449,127
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	2,304,244
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.): - continued
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,140,000	$ 577,193
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	1,322,613
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	187,050
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	63,849
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	981,820
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,037,620
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,052,560
Univ. of Illinois Rev. (Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,241,459
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,052,992
Series 2009 A, 5.75% 4/1/38	2,940,000	3,210,921
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/23	1,000,000	480,130
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	5,875,000	3,782,560
Series 2002:
0% 11/1/14 (FSA Insured)	1,000,000	867,030
0% 11/1/16 (FSA Insured)	1,000,000	769,140
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	869,400
		105,457,566
Indiana - 2.6%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,951,583
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,700,000	4,346,649
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,014,390
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	$ 2,000,000	$ 2,029,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,541,730
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	2,000,000	2,055,740
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series A5, 5%, tender 8/1/13 (d)	3,800,000	4,080,402
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	752,410
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (f)	1,000,000	1,046,250
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,074,130
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	953,988
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series 1995 C, 5.95% 12/1/29 (f)	2,000,000	1,963,300
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/28	660,000	705,441
5% 7/1/35	500,000	517,825
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	1,000,000	1,026,500
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	2,969,728
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	772,520
		28,801,586
Iowa - 0.5%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	345,000	364,551
5.125% 6/1/39	70,000	62,918
Municipal Bonds - continued
	Principal Amount	Value
Iowa - continued
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	$ 1,200,000	$ 1,270,296
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (g)	3,835,000	4,040,441
		5,738,206
Kansas - 1.2%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	1,900,000	1,957,133
Series 2009 D, 5.125% 11/15/39	1,250,000	1,206,438
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	369,120
5.25% 11/15/16	955,000	1,041,762
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,527,015
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
Series 1998, 5.25% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,752,608
5% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,390,000	2,393,250
5% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	500,645
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,046,990
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,027,360
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	300,000	296,919
5% 11/15/17	500,000	536,585
		13,655,825
Kentucky - 0.9%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,320,130
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,008,560
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,598,325
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	$ 400,000	$ 414,164
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,170,000	2,232,583
		9,573,762
Louisiana - 0.7%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,863,902
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,638,288
5.5% 6/1/41 (FGIC Insured)	1,000,000	1,046,520
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (f)	1,570,000	1,625,390
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,017,490
0% 9/1/15 (AMBAC Insured)	700,000	511,350
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	420,000	420,584
		8,123,524
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,199,374
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	1,000,000	1,034,920
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,200,000	1,251,528
		3,485,822
Maryland - 0.9%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	523,085
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (g)	1,665,000	1,798,150
5.75% 7/1/13 (Escrowed to Maturity) (g)	1,015,000	1,096,170
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,045,580
Series 2010, 5.125% 7/1/39	900,000	884,520
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	$ 885,000	$ 962,969
6% 1/1/38	2,800,000	2,958,480
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	994,250
		10,263,204
Massachusetts - 3.3%
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,459,010
Massachusetts Gen. Oblig.:
Series 2007 A, 0.758% 5/1/37 (d)	1,000,000	726,860
Series 2007 C:
5% 8/1/37	4,800,000	4,979,040
5.25% 8/1/24	2,200,000	2,464,176
Series 2009 C, 5% 7/1/21	4,135,000	4,685,286
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (d)	1,000,000	1,074,450
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	1,000,000	933,470
5.125% 7/1/38	1,000,000	920,820
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	245,000	236,766
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	4,500,000	4,486,455
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	5,000,000	5,426,650
5% 8/15/30	4,500,000	4,721,310
Series 2007 A:
5% 8/15/22 (AMBAC Insured)	600,000	659,556
5% 8/15/37	2,200,000	2,272,424
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series 1997 A, 5% 1/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 1,933,880
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,032
		36,990,185
Michigan - 2.3%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,697,179
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,152,184
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,000,000	1,175,100
Series 2006, 5% 7/1/36	2,800,000	2,562,420
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,580,014
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,820,430
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,130,970
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,508,717
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,599,891
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,000,000	1,092,060
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,172,611
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	2,000,000	2,000,560
Series 2008 A, 5.75% 5/15/38	1,000,000	970,030
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,734,925
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	1,000,000	861,000
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	708,888
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,071,250
		25,838,229
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - 1.8%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	$ 1,620,000	$ 1,594,858
Elk River Independent School District #728 Series 2002 A, 5.25% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (g)	3,865,000	4,271,096
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 A, 5% 1/1/22	1,000,000	1,076,710
Series 2008 A:
5% 1/1/11 (f)	1,500,000	1,544,685
5% 1/1/14 (f)	1,000,000	1,077,090
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,111,490
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,227,908
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	909,007
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series 2000 A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,029,440
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	971,720
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,259,986
Series 2003 11, 5.25% 12/1/18	1,000,000	1,083,390
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,000,000	1,061,090
Series 2009, 5.75% 7/1/39	1,000,000	991,530
		20,210,000
Missouri - 0.1%
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	872,083
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.671% 12/1/17 (d)	1,100,000	937,838
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - continued
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	$ 1,300,000	$ 1,393,379
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	2,025,980
		4,357,197
Nevada - 0.7%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (f)	1,000,000	948,010
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	800,000	867,952
5.625% 7/1/32	3,000,000	3,249,330
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,080,860
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,072,330
		7,218,482
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(f)	1,000,000	1,000,000
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,800,000	1,804,374
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	1,000,000	1,071,510
		3,875,884
New Jersey - 1.2%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	813,911
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,031,280
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,073,040
5.25% 3/1/23	2,000,000	2,135,580
5.25% 3/1/25	1,500,000	1,593,135
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O:
5.25% 3/1/26	$ 915,000	$ 967,494
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,105,470
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	1,600,000	1,798,672
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	1,000,000	1,030,810
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	441,820
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,032,040
		13,023,252
New Mexico - 0.2%
Albuquerque Arpt. Rev. 6.75% 7/1/11 (AMBAC Insured) (f)	1,805,000	1,890,864
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	500,000	490,920
		2,381,784
New York - 10.2%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	1,500,000	1,630,905
5.75% 5/1/21	1,200,000	1,282,656
Series 2004:
5.75% 5/1/17	1,600,000	1,762,640
5.75% 5/1/25 (FSA Insured)	600,000	642,750
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	2,000,000	1,893,780
5% 2/15/47	1,200,000	1,136,268
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,442,756
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (g)	1,000,000	1,093,740
New York City Gen. Oblig.:
Series 2003 J:
5.5% 6/1/19	630,000	679,707
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (g)	250,000	286,905
Series 2005 G, 5% 8/1/15	1,000,000	1,133,640
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 A1, 5.25% 8/15/27	$ 1,500,000	$ 1,613,070
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,170,820
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	3,900,000	4,427,904
Series 2009 I-1, 5.625% 4/1/29	600,000	661,068
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (f)	480,000	479,477
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	500,000	512,785
Series 2003 A, 5.125% 6/15/34	2,000,000	2,051,140
Series 2003 E, 5% 6/15/34	1,600,000	1,643,264
Series 2005 D:
5% 6/15/37	400,000	409,420
5% 6/15/38	1,300,000	1,329,367
5% 6/15/39	500,000	511,060
Series 2007 DD, 4.75% 6/15/35	1,400,000	1,405,978
Series 2009 A, 5.75% 6/15/40	2,300,000	2,544,053
Series 2009 EE, 5.25% 6/15/40	1,800,000	1,904,976
Series FF 2, 5.5% 6/15/40	3,000,000	3,255,720
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,066,000
Series 2009 S3, 5.25% 1/15/34	4,000,000	4,165,040
Series 2009 S4, 5.75% 1/15/39	1,600,000	1,723,968
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	1,000,000	1,076,700
6% 11/1/28 (b)	2,000,000	2,159,400
Series 2003 B, 5.25% 2/1/29 (b)	2,000,000	2,084,920
Series 2004 B, 5% 8/1/32	1,300,000	1,334,749
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,022,490
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	1,000,000	1,018,670
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	2,700,000	2,999,025
Series 2009 A, 5% 2/15/34	1,100,000	1,142,097
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,612,575
Series C, 7.5% 7/1/10	100,000	102,731
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	$ 1,000,000	$ 1,034,720
Series 2007 B, 5.25% 7/1/24	200,000	199,790
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,070,580
Series 2002 B, 5.25%, tender 5/15/12 (d)	1,100,000	1,194,820
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,310,650
Series B, 5% 11/15/34	1,200,000	1,239,300
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	1,900,000	2,134,802
Series 2008 A, 5.25% 11/15/36	3,700,000	3,765,897
Series 2008 C, 6.5% 11/15/28	1,000,000	1,143,700
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,624,950
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,686,832
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,636,395
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (f)	2,700,000	1,861,812
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	1,030,000	1,118,065
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,048,380
5.25% 6/1/22 (AMBAC Insured)	2,360,000	2,468,159
5.5% 6/1/14	440,000	440,524
5.5% 6/1/16	4,700,000	4,760,160
5.5% 6/1/17	4,000,000	4,154,000
Series 2003B 1C:
5.5% 6/1/14	400,000	400,476
5.5% 6/1/15	1,700,000	1,724,820
5.5% 6/1/16	1,000,000	1,049,520
5.5% 6/1/17	1,600,000	1,661,600
5.5% 6/1/18	2,800,000	2,957,416
5.5% 6/1/19	1,600,000	1,700,656
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/21	$ 5,000,000	$ 5,280,700
5.5% 6/1/22	1,500,000	1,580,355
		113,663,293
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	500,000	503,235
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,400,000	1,475,600
		1,978,835
North Carolina - 1.2%
Charlotte Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (c)(f)	1,000,000	1,014,200
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,021,120
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,317,093
Nash Health Care Sys. Health Care Facilities Rev. 5% 11/1/30 (FSA Insured)	1,200,000	1,216,032
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	360,023
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	1,620,000	1,681,252
Series 2009 B, 5% 1/1/26	1,800,000	1,853,406
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,073,590
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,044,560
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,022,330
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,426,026
		13,029,632
North Dakota - 0.1%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,195,649
Municipal Bonds - continued
	Principal Amount	Value
Ohio - 1.0%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	$ 2,000,000	$ 1,639,600
Series A-2:
5.875% 6/1/47	1,300,000	997,451
6.5% 6/1/47	2,800,000	2,336,628
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	960,280
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	2,000,000	2,068,200
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	1,500,000	1,658,415
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	410,000	424,026
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,381,338
		11,465,938
Oklahoma - 0.8%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,827,905
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000,000	1,056,850
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	1,600,000	1,635,280
5.5% 8/15/22	2,865,000	3,053,574
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,622,895
		9,196,504
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 A, 5.5% 7/15/35	1,000,000	1,019,900
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,232,748
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	1,715,000	1,811,880
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25	500,000	574,130
5.75% 8/1/26	1,000,000	1,139,660
5.75% 8/1/28	500,000	566,725
Municipal Bonds - continued
	Principal Amount	Value
Oregon - continued
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A: - continued
5.75% 8/1/29	$ 500,000	$ 565,565
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,151,610
		8,062,218
Pennsylvania - 2.4%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	920,151
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,110,879
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,370,213
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,031,530
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,647,699
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,576,895
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	844,578
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	486,976
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,048,567
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (f)	2,000,000	2,029,380
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (d)(f)	500,000	501,350
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	2,565,000	2,576,337
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	1,500,000	1,555,485
Series 2009 D, 5.5% 12/1/41	2,400,000	2,484,552
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	520,730
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	607,314
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	600,000	692,388
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	$ 200,000	$ 203,166
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	2,765,900
		26,974,090
Puerto Rico - 0.8%
Puerto Rico Govt. Dev. Bank:
Series 2006 B:
5% 12/1/10	1,000,000	1,027,660
5% 12/1/12	2,500,000	2,624,075
Series 2006 C, 5.25% 1/1/15 (f)	1,000,000	1,028,680
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	600,000	614,256
5.75%, tender 7/1/17 (d)	1,100,000	1,142,922
Series N, 5.5% 7/1/22	1,100,000	1,111,264
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41	2,800,000	411,768
Series 2009 A, 6% 8/1/42	1,400,000	1,451,226
		9,411,851
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,061,700
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (f)	3,440,000	3,724,488
		4,786,188
South Carolina - 1.3%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	4,106,513
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,063,820
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,099,651
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	300,000	292,518
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,035,290
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (g)	$ 1,000,000	$ 1,079,750
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,272,600
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,000,000	1,068,170
		15,018,312
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	1,044,930
5% 12/15/15	1,500,000	1,554,645
5% 12/15/16	1,500,000	1,540,230
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,009,630
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	1,400,000	1,473,318
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,835,486
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (c)(f)	1,600,000	1,660,848
		10,119,087
Texas - 12.9%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	1,200,000	1,234,344
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,126,300
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	808,590
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,228,929
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,233,050
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	300,000	304,077
Boerne Independent School District Series 2004, 5.25% 2/1/35	900,000	925,056
Comal Independent School District Series 2007, 5% 2/1/36	2,500,000	2,572,975
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	$ 1,000,000	$ 1,111,790
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,067,526
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,155,966
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008, 5.25% 12/1/43	3,585,000	3,697,139
5% 12/1/36	4,700,000	4,811,578
5.25% 12/1/38	4,000,000	4,183,680
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (f)	2,500,000	2,525,025
Series 2009 A, 5% 11/1/24	1,000,000	1,042,920
Series A, 5.25% 11/1/12 (f)	1,000,000	1,060,160
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	351,459
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,280,000	1,335,770
Eagle Mountain & Saginaw Independent School District Series 2008, 5% 8/15/38	1,480,000	1,532,999
Fort Bend Independent School District Series 2009, 5% 2/15/34	2,500,000	2,641,650
Garland Independent School District:
Series 2001, 5.5% 2/15/19	45,000	45,069
5.5% 2/15/19 (Pre-Refunded to 2/15/10 @ 100) (g)	2,455,000	2,459,370
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,050,940
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2010, 5% 10/1/29	500,000	503,780
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,973,600
(Road Proj.) Series 2008 B, 5.25% 8/15/47	6,800,000	7,036,164
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	557,580
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,347,852
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,052,290
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Houston Arpt. Sys. Rev. Series A, 5.625% 7/1/19 (FSA Insured) (f)	$ 1,000,000	$ 1,025,160
Houston Independent School District:
Series 2005 A, 0% 2/15/16	1,700,000	1,406,172
0% 8/15/13	1,300,000	1,220,245
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	2,100,000	2,191,665
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	796,570
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,967,634
Irving Gen. Oblig. Series 2009, 5% 9/15/19	1,690,000	1,938,531
Judson Independent School District Series 2005 B, 5% 2/1/24 (FSA Insured)	950,000	993,311
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	748,748
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	1,058,160
Lewisville Independent School District 0% 8/15/19	2,340,000	1,652,859
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,152,338
Longview Independent School District 5% 2/15/37	1,000,000	1,026,690
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,300,000	1,354,457
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	700,000	698,992
Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,067,220
Mansfield Independent School District:
5.375% 2/15/26	145,000	147,926
5.5% 2/15/17	25,000	26,632
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,055,995
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,313,062
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	984,840
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/24	2,000,000	2,149,520
Series 2008 E3, 5.75%, tender 1/1/16 (d)	1,000,000	1,093,480
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	806,366
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2009 A, 6.25% 1/1/39	$ 1,800,000	$ 1,930,680
Northside Independent School District 5.5% 2/15/15	940,000	979,395
Northwest Texas Independent School District 5.5% 8/15/21	170,000	183,670
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	420,916
5.375% 8/15/37	2,000,000	2,121,220
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (d)(f)	4,645,000	4,378,516
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (f)	1,635,000	1,739,918
5.25% 7/1/18 (FSA Insured) (f)	2,505,000	2,622,184
San Antonio Elec. & Gas Sys. Rev. Series 2008, 5% 2/1/22	1,000,000	1,103,810
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	2,300,000	2,360,490
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,639,055
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/18	345,000	357,241
Series 2008, 5.25% 2/1/38	2,745,000	2,897,677
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,169,223
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,251,648
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2010 A, 5% 12/1/33 (c)	1,450,000	1,430,469
Texas Gen. Oblig. (Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	1,500,000	1,499,910
Series 2008, 4.75% 4/1/37	4,500,000	4,486,095
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,556,133
0% 9/1/11 (Escrowed to Maturity) (g)	50,000	49,227
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	887,777
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,368,522
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	1,400,000	1,452,094
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	$ 4,100,000	$ 4,000,534
5.75% 8/15/38 (AMBAC Insured)	3,775,000	3,782,814
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,000,000	1,104,910
5% 4/1/23	1,500,000	1,638,390
Texas Wtr. Dev. Board Rev.:
Series 1999 A, 5.5% 7/15/21	1,000,000	1,001,970
Series 2008 B, 5.25% 7/15/23	1,000,000	1,115,260
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (g)	1,000,000	1,111,200
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,861,265
5.5% 2/15/37	2,100,000	2,251,935
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,440,000	1,505,765
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	36,071
		144,150,185
Utah - 0.1%
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,269,828
Vermont - 0.5%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	400,000	404,032
6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,004,600
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,696,434
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,015,360
		5,120,426
Municipal Bonds - continued
	Principal Amount	Value
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	$ 4,000,000	$ 4,489,040
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	400,000	394,904
		4,883,944
Washington - 5.8%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	743,810
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,715,000	1,733,402
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,950,000	1,992,179
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,087,560
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,037,400
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,060,630
5% 1/1/35	2,000,000	2,066,680
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,845,948
Series 2008, 5.75% 1/1/43	3,600,000	3,894,084
Series 2009, 5.25% 1/1/42	1,000,000	1,047,040
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (f)	3,000,000	3,024,510
Spokane County School District #81 5.25% 12/1/18	1,000,000	1,084,580
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,067,900
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,070,640
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (g)	1,000,000	1,044,720
5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (g)	1,000,000	1,045,190
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Gen. Oblig.: - continued
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,200,000	$ 839,700
Series S5, 0% 1/1/18	2,230,000	1,705,281
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,251,760
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	2,000,000	2,070,880
(MultiCare Health Sys. Proj.):
Series 2007 B, 5.5% 8/15/38 (FSA Insured)	3,000,000	3,059,250
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,054,130
Series 2010 A, 5% 8/15/18	2,295,000	2,415,396
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,101,250
Series 2006 D, 5.25% 10/1/33	1,000,000	1,022,060
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,434,706
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,628,467
		64,429,153
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (d)(f)	3,000,000	3,035,910
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,019,770
		4,055,680
Wisconsin - 0.6%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (g)	570,000	616,609
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (g)	400,000	449,340
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	352,959
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	68,882
5.5% 3/1/17 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (g)	1,095,000	1,179,578
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	$ 1,000,000	$ 925,750
Series B, 6% 2/15/25	1,500,000	1,507,635
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	500,000	496,550
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	1,000,000	1,012,120
		6,609,423
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,100,000	1,155,583
TOTAL MUNICIPAL BONDS (Cost $1,056,031,047)		1,074,523,795
Municipal Notes - 0.1%

Florida - 0.1%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $1,500,000)	1,500,000	1,537,695
Money Market Funds - 0.8%
	Shares
Fidelity Municipal Cash Central Fund, 0.22% (e)(h) (Cost $8,309,000)	8,309,000	8,309,000
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $1,065,840,047)		1,084,370,490
NET OTHER ASSETS - 3.1%		34,555,567
NET ASSETS - 100%		$ 1,118,926,057
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 4,820
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 1,076,061,490	$ -	$ 1,076,061,490	$ -
Money Market Funds	8,309,000	8,309,000	-	-
Total Investments in Securities:	$ 1,084,370,490	$ 8,309,000	$ 1,076,061,490	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $1,065,488,718. Net unrealized appreciation aggregated $18,881,772, of which $32,862,925 related to appreciated investment securities and $13,981,153 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2010